Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Opening balance	$ 100,252,480	$ 113,903,089
Closing balance	105,913,439	100,252,480
Equity reserves
Equity
Opening balance	17,922,725	8,898,633
Release of reserves	(8,174,839)	(2,491,377)
Appropriation of reserves	14,408,521	11,515,469
Closing balance	$ 24,156,407	$ 17,922,725